March 1, 2001


U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      John Hancock World Fund-(the "Trust")
           -John Hancock European Equity Fund, John Hancock Health Sciences Fund, John Hancock Pacific Basin Equities Fund, John Hancock Biotechnology Fund, John Hancock Communications Fund, John Hancock International Small Cap Growth Fund and John Hancock Consumer Industries Fund (the "Funds")

         File No.  811-4932 and 33-10722


         CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus and Statements of Additional Information dated March 1, 2002 for the above-captioned registrants that would have been filed under paragraph (b) or
(c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of most recent registration statement has been filed electronically.

Sincerely,


/s/Marilyn Lutzer
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Marilyn Lutzer